Summary of Per Share Amounts (Detail) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Net earnings attributable to shareholders - basic	$ 1,842	$ 111,195
Net earnings attributable to shareholders - diluted	$ 1,842	$ 111,195
Weighted average shares outstanding – basic	13,334	14,229
Effect of share options and other equity compensation plans	7	5
Weighted average shares outstanding – diluted	13,341	14,234